Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 29, 2020	Jan. 31, 2019	Oct. 31, 2019
Disclosure Of Income Taxes [Line Items]
Amount of tax recovered		$ 38
Additional income tax by denying the tax deductibility			$ 800
Tax Assessment [Member]
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility	$ 315